Harbor Transformative Technologies ETF Investment Strategy - Harbor Transformative Technologies ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of “transformative technology” companies. Transformative technology companies are companies operating in any sector that the Subadvisor (as defined below) believes to have growth potential tied to transformative technologies. Transformative technologies are innovations that alter the way consumers, businesses or industries operate by using technology to build a competitive advantage. Such companies may be engaged in offering or developing products, processes or services that provide or benefit from technological advances and improvements, or using such products, processes or services in ways that the Subadvisor expects to substantially drive growth. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers. The Fund invests in securities across the market capitalization spectrum.. The Fund principally invests in common stocks, and may also invest in American Depositary Receipts (“ADRs”). The Fund is permitted to buy equity and equity-related securities of companies of every size. The Fund invests primarily in the securities of U.S. issuers but may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets. Jennison Associates LLC, the Fund’s subadvisor (the “Subadvisor”), selects investments for the Fund using bottom-up, fundamental research and portfolio construction. A systematic portfolio implementation process is used to build a portfolio of stocks aligned with the Fund’s investment focus. The Subadvisor’s bottom-up, fundamental research seeks to identify companies where technology can be a transformative means to target new markets or expand opportunities within existing markets. The fundamental process includes industry and third party research, management, customer and competitor interactions, detailed proprietary financial modeling and rigorous valuation discipline. The Subadvisor looks to invest in companies that have a strong and defensible competitive position, unique growth drivers or upcoming catalysts (e.g., launching a new product, expanding into a new market, securing a major partnership or benefiting from a new industry trend), a proven and experienced management team, the ability to capitalize on economic trends, and/or expected growth in revenue, or earnings, and/or cash flow that the Subadvisor expects to outpace market averages. The Fund concentrates its investments (i.e., invests 25% or more of its total assets) in the securities of companies in the groups of industries comprising the information technology sector. The Subadvisor integrates research regarding environmental, social and governance (“ESG”) factors that it believes may have a material impact on an issuer and the value of its securities into its investment process, and engages with certain companies on these topics when deemed material. The key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the core business of each issuer. Such ESG factors may not be determinative in deciding whether to include or exclude any particular investment in the portfolio and are not the sole considerations when making investment decisions and may be given more or less weight than other inputs in the investment selection process in a given investment decision. The Subadvisor considers selling or reducing a position when, in the opinion of the Subadvisor, the issuer has experienced a fundamental disappointment; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; the portfolio managers believe more attractive investment opportunities are available; or the stock has experienced adverse price movement.